Subsidiaries - Business Combinations (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Youth Co., Ltd. (Youth) [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage held by noncontrolling interest	30.00%